Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets

	Computer software
	2020	2021
	(US$ in millions)
Cost
At January 1	$130	$141
Additions	11	16
At December 31	$141	$157

Accumulated amortization
At January 1	$(82)	$(100)
Amortization	(18)	(19)
At December 31	$(100)	$(119)

Carrying amount
At December 31	$41	$38